UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6622

        Nuveen Select Tax-Free Income Portfolio 2
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            03/31

Date of reporting period:         12/31/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Select Tax-Free Income Portfolio 2 (NXQ)
	December 31, 2006
Principal		Optional Call
Amount (000)	Description	Provisions (1)	Ratings (2)	Value

	Arkansas – 1.7%
$ 1,000	Fort Smith, Arkansas, Water and Sewer Revenue Refunding and Construction Bonds, Series 2002A,	10/11 at 100.00	AAA	$1,050,150
	5.000%, 10/01/19 – FSA Insured
1,205	Sebastian County Health Facilities Board, Arkansas, Hospital Revenue Improvement Bonds, Sparks	11/11 at 101.00	Baa2	1,235,017
	Regional Medical Center, Series 2001A, 5.250%, 11/01/21
2,000	University of Arkansas, Fayetteville, Various Facilities Revenue Bonds, Series 2002, 5.000%,	12/12 at 100.00	Aaa	2,104,480
	12/01/32 – FGIC Insured

4,205	Total Arkansas			4,389,647

	California – 7.4%
1,000	Alameda Corridor Transportation Authority, California, Subordinate Lien Revenue Bonds, Series	10/17 at 100.00	AAA	818,000
	2004A, 0.000%, 10/01/25 – AMBAC Insured
3,325	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A,	5/12 at 101.00	A1	3,717,350
	6.000%, 5/01/14
500	California State Public Works Board, Lease Revenue Refunding Bonds, Community Colleges	12/08 at 101.00	A	516,795
	Projects, Series 1998A, 5.250%, 12/01/16
2,000	California State Public Works Board, Lease Revenue Refunding Bonds, Various University of	No Opt. Call	Aa2	2,188,400
	California Projects, Series 1993A, 5.500%, 6/01/14
190	California, General Obligation Bonds, Series 1997, 5.000%, 10/01/18 – AMBAC Insured	10/07 at 101.00	AAA	193,625
	California, General Obligation Bonds, Series 1997:
2,105	5.000%, 10/01/18 (Pre-refunded 10/01/07) – AMBAC Insured	10/07 at 101.00	AAA	2,149,142
205	5.000%, 10/01/18 (Pre-refunded 10/01/07) – AMBAC Insured	10/07 at 101.00	AAA	209,299
2,500	California, General Obligation Bonds, Series 2005, 5.000%, 3/01/31	3/16 at 100.00	A+	2,642,025
500	Contra Costa County, California, Certificates of Participation Refunding, Merrithew Memorial	11/07 at 102.00	AAA	516,505
	Hospital Replacement, Series 1997, 5.375%, 11/01/17 – MBIA Insured
500	Contra Costa Water District, California, Water Revenue Refunding Bonds, Series 1997H,	10/07 at 100.00	AA	504,715
	5.000%, 10/01/17
3,200	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	BBB	3,666,656
	Bonds, Series 2003A-1, 6.750%, 6/01/39
1,750	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed	6/15 at 100.00	BBB	1,847,003
	Bonds, Series 2005A-1, 5.500%, 6/01/45

17,775	Total California			18,969,515

	Colorado – 9.6%
1,700	Colorado Health Facilities Authority, Revenue Bonds, Catholic Health Initiatives, Series	3/12 at 100.00	AA (3)	1,842,749
	2002A, 5.500%, 3/01/22 (ETM)
1,300	Colorado Health Facilities Authority, Revenue Bonds, Catholic Health Initiatives, Series	3/12 at 100.00	AA (3)	1,408,849
	2002A, 5.500%, 3/01/22 (Pre-refunded 3/01/12)
3,185	Denver City and County, Colorado, Airport System Revenue Bonds, Series 1991D, 7.750%, 11/15/13	No Opt. Call	A+	3,561,340
	(Alternative Minimum Tax)
5,000	Denver City and County, Colorado, Airport System Revenue Refunding Bonds, Series 2001A,	11/11 at 100.00	AAA	5,348,550
	5.625%, 11/15/17 – FGIC Insured (Alternative Minimum Tax)
1,555	Denver City and County, Colorado, Airport System Revenue Refunding Bonds, Series 2001, 5.500%,	11/11 at 100.00	AAA	1,665,187
	11/15/16 – FGIC Insured
3,000	Denver Convention Center Hotel Authority, Colorado, Senior Revenue Bonds, Convention Center	12/13 at 100.00	AAA	3,235,200
	Hotel, Series 2003A, 5.000%, 12/01/23 (Pre-refunded 12/01/13) – XLCA Insured
2,000	Denver Convention Center Hotel Authority, Colorado, Senior Revenue Bonds, Convention Center	11/16 at 100.00	AAA	2,052,900
	Hotel, Series 2006, 4.750%, 12/01/35 – XLCA Insured
515	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997A, 5.000%,	9/07 at 101.00	AAA	523,436
	9/01/26 – MBIA Insured
5,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%,	No Opt. Call	AAA	2,321,050
	9/01/24 – MBIA Insured
5,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/28	9/10 at 31.42	AAA	1,369,600
	(Pre-refunded 9/01/10) – MBIA Insured
250	Northwest Parkway Public Highway Authority, Colorado, Revenue Bonds, Senior Series 2001A,	6/11 at 102.00	AAA	266,530
	5.250%, 6/15/41 – FSA Insured
1,100	University of Colorado Hospital Authority, Revenue Bonds, Series 2001A, 5.600%, 11/15/31	11/11 at 100.00	Baa1	1,155,891

29,605	Total Colorado			24,751,282

	District of Columbia – 0.4%
500	District of Columbia, Hospital Revenue Refunding Bonds, Medlantic Healthcare Group, Series	2/07 at 102.00	AAA	510,820
	1996A, 5.750%, 8/15/16 – MBIA Insured (ETM)
500	Washington Convention Center Authority, District of Columbia, Senior Lien Dedicated Tax	10/08 at 101.00	AAA	514,875
	Revenue Bonds, Series 1998, 5.000%, 10/01/21 – AMBAC Insured

1,000	Total District of Columbia			1,025,695

	Florida – 2.3%
1,000	Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Bonds, Tampa	10/16 at 100.00	A3	1,054,020
	General Hospital, Series 2006, 5.250%, 10/01/41
1,500	Jacksonville, Florida, Guaranteed Entitlement Revenue Refunding and Improvement Bonds, Series	10/12 at 100.00	AAA	1,589,400
	2002, 5.000%, 10/01/21 – FGIC Insured
2,500	JEA, Florida, Electric System Revenue Bonds, Series 2006-3A, 5.000%, 10/01/41 – FSA Insured	4/15 at 100.00	AAA	2,623,200
625	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Refunding Bonds, Series	7/11 at 101.00	Aaa	659,644
	2001, 5.125%, 7/01/29 – FGIC Insured

5,625	Total Florida			5,926,264

	Hawaii – 0.4%
1,100	Hawaii, Certificates of Participation, Kapolei State Office Building, Series 1998A, 5.000%,	11/08 at 101.00	AAA	1,133,143
	5/01/17 – AMBAC Insured

	Illinois – 12.8%
820	Chicago Metropolitan Housing Development Corporation, Illinois, FHA-Insured Section 8 Assisted	1/07 at 100.00	AA	821,361
	Housing Development Revenue Refunding Bonds, Series 1992, 6.800%, 7/01/17
590	Chicago, Illinois, Motor Fuel Tax Revenue Bonds, Series 2003A, 5.000%, 1/01/33 – AMBAC Insured	7/13 at 100.00	AAA	617,140
1,665	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport,	1/16 at 100.00	AAA	1,758,273
	Series 2005A, 5.000%, 1/01/33 – FGIC Insured
250	Illinois Development Finance Authority, Economic Development Revenue Bonds, Latin School of	8/08 at 100.00	Baa2 (3)	255,785
	Chicago, Series 1998, 5.200%, 8/01/11 (Pre-refunded 8/01/08)
600	Illinois Educational Facilities Authority, Student Housing Revenue Bonds, Educational	5/12 at 101.00	Aaa	672,906
	Advancement Foundation Fund, University Center Project, Series 2002, 6.000%, 5/01/22
	(Pre-refunded 5/01/12)
2,185	Illinois Finance Authority, Revenue Bonds, YMCA of Southwest Illinois, Series 2005, 5.000%,	9/15 at 100.00	AA	2,279,348
	9/01/31 – RAAI Insured
2,255	Illinois Health Facilities Authority, Revenue Bonds, Lake Forest Hospital, Series 2002A,	7/12 at 100.00	A–	2,481,876
	6.250%, 7/01/22
1,055	Illinois Health Facilities Authority, Revenue Bonds, Loyola University Health System, Series	7/11 at 100.00	Baa2 (3)	1,155,236
	2001A, 6.125%, 7/01/31 (Pre-refunded 7/01/11)
1,000	Illinois Housing Development Authority, Housing Finance Bonds, Series 2005E, 4.750%, 7/01/30 –	1/15 at 100.00	AAA	1,016,980
	FGIC Insured
5,700	Illinois, Sales Tax Revenue Bonds, First Series 2002, 5.000%, 6/15/22	6/13 at 100.00	AAA	6,021,651
45	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	6/07 at 100.00	A1	45,095
	Project, Series 1992A, 6.500%, 6/15/22
7,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place	6/12 at 101.00	AAA	7,410,760
	Expansion Project, Series 2002B, 5.000%, 6/15/21 – MBIA Insured
5,045	Sauk Village, Illinois, General Obligation Alternate Revenue Source Bonds, Tax Increment,	12/12 at 100.00	AA	5,229,092
	Series 2002A, 5.000%, 6/01/22 – RAAI Insured
	Sauk Village, Illinois, General Obligation Alternate Revenue Source Bonds, Tax Increment,
	Series 2002B:
1,060	0.000%, 12/01/17 – RAAI Insured	No Opt. Call	AA	649,865
1,135	0.000%, 12/01/18 – RAAI Insured	No Opt. Call	AA	661,501
1,100	Schaumburg, Illinois, General Obligation Bonds, Series 2004B, 5.250%, 12/01/34 – FGIC Insured	12/14 at 100.00	AAA	1,187,494
1,000	Yorkville, Illinois, General Obligation Debt Certificates, Series 2003, 5.000%, 12/15/21 –	12/11 at 100.00	AA	1,032,540
	RAAI Insured
32,505	Total Illinois			33,296,903

	Indiana – 3.1%
1,000	Franklin Community Multi-School Building Corporation, Marion County, Indiana, First Mortgage	7/14 at 100.00	AAA	1,060,210
	Revenue Bonds, Series 2004, 5.000%, 7/15/22 – FGIC Insured
1,005	Indiana Housing Finance Authority, Single Family Mortgage Revenue Bonds, Series 2002C-2,	7/11 at 100.00	Aaa	1,024,185
	5.250%, 7/01/23 (Alternative Minimum Tax)
4,380	Indiana Municipal Power Agency, Power Supply System Revenue Bonds, Series 2002A, 5.125%,	1/12 at 100.00	AAA	4,633,076
	1/01/21 – AMBAC Insured
355	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Memorial Health System, Series	2/08 at 101.00	AAA	356,008
	1998A, 4.625%, 8/15/28 – MBIA Insured
750	West Clark 2000 School Building Corporation, Clark County, Indiana, First Mortgage Bonds,	1/15 at 100.00	AAA	797,693
	Series 2005, 5.000%, 7/15/22 – MBIA Insured

7,490	Total Indiana			7,871,172

	Iowa – 2.3%
1,000	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B,	6/17 at 100.00	BBB	1,010,210
	0.000%, 6/01/34
	Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2001B:
1,000	5.300%, 6/01/25 (Pre-refunded 6/01/11)	6/11 at 101.00	AAA	1,064,970
3,500	5.600%, 6/01/35 (Pre-refunded 6/01/11)	6/11 at 101.00	AAA	3,794,910

5,500	Total Iowa			5,870,090

	Kansas – 0.7%
795	Lawrence, Kansas, Hospital Revenue Bonds, Lawrence Memorial Hospital, Series 2006,	7/16 at 100.00	A3	811,989
	4.875%, 7/01/36
1,000	Salina, Kansas, Hospital Revenue Bonds, Salina Regional Medical Center, Series 2006,	4/13 at 100.00	A1	991,540
	4.500%, 10/01/26

1,795	Total Kansas			1,803,529

	Louisiana – 2.1%
2,125	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series	7/14 at 100.00	AAA	2,276,555
	2004, 5.250%, 7/01/24 – MBIA Insured
3,000	Louisiana Public Facilities Authority, Revenue Bonds, Tulane University, Series 2002A, 5.125%,	7/12 at 100.00	AAA	3,134,700
	7/01/27 – AMBAC Insured

5,125	Total Louisiana			5,411,255

	Massachusetts – 3.2%
3,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Berkshire Health	10/11 at 101.00	BBB+	3,237,840
	System, Series 2001E, 6.250%, 10/01/31
2,565	Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds, Senior Series	1/07 at 102.00	AAA	2,614,941
	1997A, 5.000%, 1/01/37 – MBIA Insured
2,090	Massachusetts Water Resources Authority, General Revenue Bonds, Series 1993C, 5.250%,	No Opt. Call	AAA	2,284,182
	12/01/15 – MBIA Insured

7,655	Total Massachusetts			8,136,963

	Michigan – 2.0%
2,900	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Trinity Health	12/12 at 100.00	Aa2	3,087,079
	Credit Group, Series 2002C, 5.375%, 12/01/30
2,000	Plymouth-Canton Community School District, Wayne and Washtenaw Counties, Michigan, Unlimited	5/09 at 100.00	AA	2,037,780
	Tax General Obligation School Building and Site Bonds, Series 1999, 4.750%, 5/01/18

4,900	Total Michigan			5,124,859

	Nevada – 7.5%
1,500	Clark County, Nevada, General Obligation Bank Bonds, Southern Nevada Water Authority Loan,	6/11 at 100.00	AAA	1,600,500
	Series 2001, 5.300%, 6/01/19 (Pre-refunded 6/01/11) – FGIC Insured
500	Clark County, Nevada, Limited Tax General Obligation Las Vegas Convention and Visitors	1/07 at 101.00	AAA	504,430
	Authority Bonds, Series 1996, 5.500%, 7/01/17 – MBIA Insured
	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas
	Monorail Project, First Tier, Series 2000:
4,595	0.000%, 1/01/22 – AMBAC Insured	No Opt. Call	AAA	2,391,422
13,250	5.375%, 1/01/40 – AMBAC Insured	1/10 at 100.00	AAA	13,757,341
1,100	Nevada, General Obligation Refunding Bonds, Municipal Bond Bank Projects 65 and R-6, Series	5/08 at 100.00	AAA	1,116,181
	1998, 5.000%, 5/15/22 – MBIA Insured

20,945	Total Nevada			19,369,874

	New Jersey – 1.9%
2,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Somerset Medical Center,	7/13 at 100.00	Ba1	2,615,975
	Series 2003, 5.500%, 7/01/23
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2003:
1,000	6.375%, 6/01/32	6/13 at 100.00	BBB	1,125,530
1,010	6.250%, 6/01/43	6/13 at 100.00	BBB	1,129,130

4,510	Total New Jersey			4,870,635

	New Mexico – 2.5%
	University of New Mexico, FHA-Insured Mortgage Hospital Revenue Bonds, Series 2004:
555	4.625%, 1/01/25 – FSA Insured	7/14 at 100.00	AAA	564,152
660	4.625%, 7/01/25 – FSA Insured	7/14 at 100.00	AAA	670,883
2,000	4.750%, 7/01/27 – FSA Insured	7/14 at 100.00	AAA	2,052,680
3,000	4.750%, 1/01/28 – FSA Insured	7/14 at 100.00	AAA	3,077,100

6,215	Total New Mexico			6,364,815

	New York – 4.9%
2,045	Dormitory Authority of the State of New York, Revenue Bonds, Mount Sinai NYU Health Obligated	7/10 at 101.00	BBB	2,204,121
	Group, Series 2000A, 6.500%, 7/01/17
655	Dormitory Authority of the State of New York, Revenue Bonds, Mount Sinai NYU Health Obligated	7/10 at 101.00	BBB (3)	718,836
	Group, Series 2000A, 6.500%, 7/01/17 (Pre-refunded 7/01/10)
2,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	12/14 at 100.00	AAA	2,113,520
	Bonds, Fiscal Series 2005B, 5.000%, 6/15/36 – FSA Insured
1,700	New York Dormitory Authority, New York, FHA Insured Mortgage Hospital Revenue Bonds, Kaleida	8/16 at 100.00	AAA	1,725,585
	Health Series 2006, 4.700%, 2/15/35 (UB)
3,000	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	6/11 at 100.00	AA–	3,212,640
	State Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/16
2,440	Triborough Bridge and Tunnel Authority, New York, Convention Center Bonds, Series 1990E,	No Opt. Call	AA–	2,563,074
	7.250%, 1/01/10

11,840	Total New York			12,537,776

	North Carolina – 0.6%
1,500	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds,	1/11 at 101.00	AA	1,548,855
	Carolinas Healthcare System, Series 2001A, 5.000%, 1/15/31

	Oklahoma – 0.4%
1,000	Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds, Series 2005,	9/16 at 100.00	BBB–	1,053,500
	5.375%, 9/01/36

	Pennsylvania – 2.6%
1,020	Carlisle Area School District, Cumberland County, Pennsylvania, General Obligation Bonds,	9/09 at 100.00	Aaa	1,050,906
	Series 2004A, 5.000%, 9/01/20 – FGIC Insured
545	Dauphin County General Authority, Pennsylvania, Health System Revenue Bonds, Pinnacle Health	2/09 at 101.00	AAA	563,895
	System Project, Series 1999, 5.125%, 8/15/17 – MBIA Insured
455	Dauphin County General Authority, Pennsylvania, Health System Revenue Bonds, Pinnacle Health	2/09 at 101.00	AAA	473,623
	System Project, Series 1999, 5.125%, 8/15/17 (Pre-refunded 2/15/09) – MBIA Insured
1,000	Philadelphia Authority for Industrial Development, Pennsylvania, Airport Revenue Bonds,	7/11 at 101.00	AAA	1,069,860
	Philadelphia Airport System Project, Series 2001A, 5.500%, 7/01/17 – FGIC Insured (Alternative
	Minimum Tax)
3,250	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2002A, 5.500%,	2/12 at 100.00	AAA	3,529,175
	2/01/31 (Pre-refunded 2/01/12) – FSA Insured

6,270	Total Pennsylvania			6,687,459

	Puerto Rico – 1.2%
3,000	Puerto Rico Housing Finance Authority, Capital Fund Program Revenue Bonds, Series 2003,	12/13 at 100.00	AA	3,171,390
	5.000%, 12/01/20

	Rhode Island – 2.2%
5,145	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	BBB	5,558,298
	Series 2002A, 6.250%, 6/01/42

	South Carolina – 4.4%
700	Dorchester County School District 2, South Carolina, Installment Purchase Revenue Bonds,	12/14 at 100.00	A	750,295
	GROWTH, Series 2004, 5.250%, 12/01/20
620	Florence, South Carolina, Water and Sewerage Revenue Bonds, Series 2000, 5.750%, 3/01/20 –	3/10 at 101.00	AAA	662,141
	AMBAC Insured
4,000	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series	12/12 at 101.00	AA– (3)	4,494,360
	2002, 5.875%, 12/01/19 (Pre-refunded 12/01/12)
2,500	Lexington County Health Service District, South Carolina, Hospital Revenue Refunding and	11/13 at 100.00	A	2,755,875
	Improvement Bonds, Series 2003, 6.000%, 11/01/18
2,435	Medical University Hospital Authority, South Carolina, FHA-Insured Mortgage Revenue Bonds,	8/14 at 100.00	AAA	2,627,462
	Series 2004A, 5.250%, 2/15/21 – MBIA Insured
170	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Refunding Bonds, Series	1/08 at 101.00	AAA	172,254
	1998A, 4.750%, 1/01/25 – MBIA Insured

10,425	Total South Carolina			11,462,387

	South Dakota – 0.4%
1,000	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sioux Valley	11/14 at 100.00	A+	1,050,910
	Hospitals, Series 2004A, 5.250%, 11/01/34

	Texas – 12.6%
4,000	Brazos River Harbor Navigation District, Brazoria County, Texas, Environmental Facilities	5/12 at 101.00	A–	4,361,320
	Revenue Bonds, Dow Chemical Company Project, Series 2002A-6, 6.250%, 5/15/33 (Mandatory put
	5/15/17) (Alternative Minimum Tax)
1,500	Central Texas Regional Mobility Authority, Travis and Williamson Counties, Toll Road Revenue	1/15 at 100.00	AAA	1,560,690
	Bonds, Series 2005, 5.000%, 1/01/45 – FGIC Insured
1,210	Cleveland Housing Corporation, Texas, FHA-Insured Section 8 Assisted Mortgage Revenue	1/07 at 100.00	AAA	1,212,190
	Refunding Bonds, Series 1992C, 7.375%, 7/01/24 – MBIA Insured
1,000	Dallas Area Rapid Transit, Texas, Senior Lien Sales Tax Revenue Bonds, Series 2001, 5.000%,	12/11 at 100.00	AAA	1,035,430
	12/01/31 – AMBAC Insured
2,500	Harris County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Texas	No Opt. Call	AAA	2,777,650
	Children’s Hospital, Series 1995, 5.500%, 10/01/16 – MBIA Insured (ETM)
3,000	Harris County Health Facilities Development Corporation, Texas, Thermal Utility Revenue Bonds,	11/13 at 100.00	AAA	3,124,650
	TECO Project, Series 2003, 5.000%, 11/15/30 – MBIA Insured
6,610	Harris County-Houston Sports Authority, Texas, Junior Lien Revenue Bonds, Series 2001H,	11/31 at 53.78	AAA	1,119,668
	0.000%, 11/15/41 – MBIA Insured
2,000	Houston, Texas, Subordinate Lien Airport System Revenue Bonds, Series 2002A, 5.625%, 7/01/20 –	7/12 at 100.00	AAA	2,154,560
	FSA Insured (Alternative Minimum Tax)
3,125	Katy Independent School District, Harris, Fort Bend and Waller Counties, Texas, General	2/12 at 100.00	AAA	3,238,375
	Obligation Bonds, Series 2002A, 5.000%, 2/15/32
1,400	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson	No Opt. Call	BBB–	1,468,558
	Memorial Hospital Project, Series 2005, 5.375%, 8/15/35
220	Killeen Independent School District, Bell County, Texas, General Obligation Bonds, Series	2/08 at 100.00	AAA	223,049
	1998, 5.000%, 2/15/14
780	Killeen Independent School District, Bell County, Texas, General Obligation Bonds, Series	2/08 at 100.00	AAA	792,667
	1998, 5.000%, 2/15/14 (Pre-refunded 2/15/08)
1,000	Lewisville Independent School District, Denton County, Texas, General Obligation Bonds, Series	8/11 at 100.00	AAA	1,044,830
	2004, 5.000%, 8/15/23
4,750	Sam Rayburn Municipal Power Agency, Texas, Power Supply System Revenue Refunding Bonds, Series	10/12 at 100.00	AA	5,116,558
	2002A, 5.500%, 10/01/17 – RAAI Insured
1,000	San Antonio, Texas, Water System Revenue Bonds, Series 2005, 4.750%, 5/15/37 – MBIA Insured	5/15 at 100.00	AAA	1,023,200
500	Texas Water Development Board, Senior Lien State Revolving Fund Revenue Bonds, Series 2000A,	7/10 at 100.00	AAA	530,750
	5.625%, 7/15/13
1,560	Texas, General Obligation Bonds, Water Financial Assistance Program, Series 2003A, 5.125%,	8/13 at 100.00	Aa1	1,612,666
	8/01/42 (Alternative Minimum Tax)

36,155	Total Texas			32,396,811

	Utah – 0.6%
1,435	Salt Lake City and Sandy Metropolitan Water District, Utah, Water Revenue Bonds, Series 2004,	7/14 at 100.00	Aaa	1,524,860
	5.000%, 7/01/21 – AMBAC Insured

	Vermont – 2.6%
3,000	Vermont Housing Finance Agency, Multifamily Housing Bonds, Series 1999C, 5.800%, 8/15/16 –	2/09 at 100.00	AAA	3,087,630
	FSA Insured
3,600	Vermont Industrial Development Authority, Revenue Refunding Bonds, Stanley Works Inc., Series	3/07 at 100.00	A	3,607,740
	1992, 6.750%, 9/01/10

6,600	Total Vermont			6,695,370

	Virginia – 0.5%
250	Norfolk, Virginia, Water Revenue Bonds, Series 1995, 5.750%, 11/01/13 – MBIA Insured	11/07 at 100.00	AAA	252,905
1,000	Virginia Transportation Board, Transportation Revenue Refunding Bonds, U.S. Route 58 Corridor	5/07 at 101.00	AA+	1,014,880
	Development Program, Series 1997C, 5.125%, 5/15/19

1,250	Total Virginia			1,267,785

	Washington – 3.5%
2,000	Washington State Healthcare Facilities Authority, Revenue Bonds, Catholic Health Initiatives,	12/07 at 101.00	AAA	2,047,120
	Series 1997A, 5.125%, 12/01/17 (Pre-refunded 12/01/07) – MBIA Insured
6,715	Washington State Healthcare Facilities Authority, Revenue Bonds, Sisters of Providence Health	10/11 at 100.00	AAA	7,041,752
	System, Series 2001A, 5.125%, 10/01/17 – MBIA Insured

8,715	Total Washington			9,088,872

	Wisconsin – 1.9%
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/13 at 100.00	A–	1,066,080
	Services Inc., Series 2003A, 5.500%, 8/15/18
3,755	Wisconsin Housing and Economic Development Authority, Home Ownership Revenue Bonds, Series	3/12 at 100.00	AA	3,880,980
	2002G, 4.850%, 9/01/17

4,755	Total Wisconsin			4,947,060

$ 255,040	Total Long-Term Investments (cost $240,104,467) – 98.3%			253,306,974

	Short-Term Investments – 0.3%
$ 700	Lancaster County Hospital Authority 1, Nebraska, Hospital Revenue Bonds, Byran Memorial		VMIG-1	700,000
	Hospital, Variable Rate Demand Obligations, Series 2002, 4.000%, 6/01/18 – AMBAC Insured (4)

	Total Short-Term Investments (cost $700,000)			700,000

	Total Investments (cost $240,804,467) – 98.6%			254,006,974

	Floating Rate Obligations – (0.4%)			(1,135,000)

	Other Assets Less Liabilities – 1.8%			4,721,144

	Net Assets – 100%			$257,593,118

(1)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(2)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s
Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.
(3)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(4)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

(ETM) Escrowed to maturity.

(UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No.140.

At December 31, 2006, the cost of investments was $239,561,087.

Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 2006, were as follows:

Gross unrealized:
Appreciation	$13,442,920
Depreciation	(132,108)

Net unrealized appreciation (depreciation) of investments	$13,310,812

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Select Tax-Free Income Portfolio 2

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         March 1, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         March 1, 2007

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        March 1, 2007

* Print the name and title of each signing officer under his or her signature.